Deferred Income	12 Months Ended
Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Deferred income
29	Deferred income

	2021	2022
	RMB’000	RMB’000
As at 1 January	13,433	12,720
Additions	—	34,623
Amortization	(713)	(2,735)

As at 31 December	12,720	44,608